STATEMENTS OF FINANCIAL POSITION - CAD ($)	Feb. 29, 2024	Feb. 28, 2023
Current Assets
Cash and cash equivalents (Note 5)	$ 7,496,238	$ 1,180,318
Restricted cash (Note 5)	25,000	35,000
Prepaid expenses (Note 6)	411,438	800,600
Amounts receivable	640,687	189,866
Total Current Asset	8,573,363	2,205,784
Investments (Note 7)	132,988	83,060
Prepaid financing expense (Note 8)	731,673
Exploration and evaluation assets (Note 11)	3,557,734	3,644,234
Total Non-Current Asset	4,422,395	3,727,294
Total Assets	12,995,758	5,933,078
Current Liabilities
Accounts payable and accrued liabilities	2,532,332	419,415
Flow-through share premium liability (Note 12)	1,151,052	91,333
Total Liabilities	3,683,384	510,748
Shareholders’ Equity
Capital stock (Note 13)	26,342,634	16,923,000
Contributed surplus (Note 13)	4,917,414	2,086,279
Shares to be issued (Note 13)		68,257
Deficit	(21,947,674)	(13,655,206)
Total Shareholders’ Equity	9,312,374	5,422,330
Total Liabilities and Shareholders’ Equity	$ 12,995,758	$ 5,933,078